Material Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2026
Material Accounting Policies [Abstract]
Schedule of Classification and Measurements of Financial Assets and Liabilities

Summary of the Company’s classification and measurements of financial assets and liabilities:

Financial Assets and Liabilities	Classification	Measurement
Cash and cash equivalents	Amortized cost	Amortized cost
Restricted cash	Amortized cost	Amortized cost
Other receivables	Amortized cost	Amortized cost
Loan receivable	Amortized cost	Amortized cost
Investment in Psyence Labs Ltd	FVTPL	Fair value
Accounts payable and accrued liabilities	Amortized cost	Amortized cost
Derivative warrant liabilities	FVTPL	Fair value

Schedule of Change in Presentation Currency

The change in presentation currency is a voluntary change which is accounted for retrospectively. For comparative reporting purposes, historical financial information has been translated to United States dollars which is disclosed in the tables below:

Change in presentation currency	March 31, 2023 Reported CAD $	Foreign Currency Translation	March 31, 2023 Restated USD $
EQUITY
Net equity	(271,275)	70,830	(200,445)
NET DEFICIT	(271,275)	70,830	(200,445)